Debt Obligations - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	May 31, 2012
Debt Instrument [Line Items]
Current Fiscal Year End Date			--12-31	--12-31
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months			$ 36
Long-term Debt, Excluding Current Maturities			1,167	$ 1,169
Long-term Debt, Current Maturities			36	36
Loss on extinguishment of debt	$ 0	$ 0		7
Operating Leases, Future Minimum Payments Due, Next Twelve Months			15
Long-term Debt, Maturities, Repayments of Principal in Year Two			0
Operating Leases, Future Minimum Payments Receivable, in Two Years			11
Long-term Debt, Maturities, Repayments of Principal in Year Three			0
Operating Leases, Future Minimum Payments, Due in Three Years			9
Long-term Debt, Maturities, Repayments of Principal in Year Four			0
Operating Leases, Future Minimum Payments Receivable, in Four Years			7
Long-term Debt, Maturities, Repayments of Principal in Year Five			1,100
Operating Leases, Future Minimum Payments, Due in Five Years			6
Long-term Debt, Maturities, Repayments of Principal after Year Five			202
Operating Leases, Future Minimum Payments, Due Thereafter			15
Long-term Debt, Gross			1,338
Operating Leases, Future Minimum Payments Due			63
Operating Leases, Rent Expense	$ 4	$ 16	15	13
Subsidiaries [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt			(9)	7
Exit ABL Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities			0	0
Long-term Debt, Current Maturities			0	0
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities			0	0
Long-term Debt, Current Maturities			0	3
Senior secured note, maturity June15, 2014 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Interest rate at period end					12.50%
10% senior secured notes, due October 2020 [Member]
Debt Instrument [Line Items]
Senior Notes			1,100
Aggregate principal amount						$ 250
Issue price						100.00%
10.0% senior secured notes, maturity October 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate at period end					10.00%
JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities
New First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities			995	977
Long-term Debt, Current Maturities			0	0
New Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities			172	192
Long-term Debt, Current Maturities			0	0
Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities			0	0
Long-term Debt, Current Maturities			$ 36	$ 33